Cash Flow Detail - Financing Activities, Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	€ 4,011	€ 4,186	€ 4,289
Proceeds on loans, borrowings and promissory notes	4,516	1,702	3,973
Cancellation of debentures and bonds, and other debts	(6,728)	(3,653)	(4,654)
Repayments of loans, borrowings and promissory notes	(2,852)	(6,356)	(4,040)
Lease principal payments (Note 20)	(1,787)	(1,518)	0
Financed spectrum licenses payments	(60)	(59)	(44)
Payments for investments in spectrum use licenses financed without explicit interest (Notes 2 and 21)	(87)	(87)	0
Payments to suppliers with extended payment terms	(235)	(380)	(428)
Financed operating payments and investments in property, plant and equipment and intangible assets payments	(382)	(526)	(472)
Structured financing
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	0	0	750
Bilateral loans of TSA
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	350	200	585
Repayments of loans, borrowings and promissory notes	0	(1,835)	(800)
Syndicated loan of Telxius Telecom, S.A.
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	0	0	289
Syndicated bilateral loan of Telxius Telecom, S.A.
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	0	150	0
Structured financing of Telefónica Europe B.V.
Disclosure of fair value measurement of equity [line items]
Repayments of loans, borrowings and promissory notes	0	(1,500)	0
Debt hedging derivatives
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	1,119	153	209
Repayments of loans, borrowings and promissory notes	(139)	(148)	(52)
Syndicated Loan of Colombia Telecomunicaciones, S.A., E.S.P.
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	436	0	0
Others
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	2,611	1,199	2,349
Repayments of loans, borrowings and promissory notes	(2,713)	(2,873)	(3,188)
Telefonica Emisiones EMTN Bond
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	3,500	2,500	2,000
SHELF program of Telefonica Emisiones, S.A.U.
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	0	1,113	1,746
O2 Telefónica Deutschland Finanzierungs, GmbH
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	0	0	600
Telefonica del Peru
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	0	457	0
Colombia Telecomunicaciones, S.A, ESP
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	408	0	0
Other equity instruments
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	€ 103	€ 116	€ (57)